Earnings per Common Share (Details)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share Basic And Diluted Other Disclosures [Abstract]
Anti-dilutive non vested shares	1,929,083	1,590,502